Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
21.	RELATED PARTY TRANSACTIONS

Major transactions and balances amount with related parties were as follows:

Transactions with a related party

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Purchases of storage and transportation service from an affiliated company	-	-	15,183
Purchases of inventories from an affiliated company	67	389	-

Affiliated company is a company over which the Group has significant influence.

Balance amounts with related parties

	As of December 31,
	2019	2020
	RMB	RMB
An advance to a founder of the Group	664	-
Amounts due from a founder of the Group	-	13,050
Amounts due from affiliated companies	-	1,320
	664	14,370
Amounts due to an affiliated company	-	11,814